Employee Benefits - Assumptions Used to Determine Net Periodic Benefit (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit cost	2.65%	2.26%	3.16%
Rate of compensation increase	4.50%	5.25%	5.25%
Expected rate of return on plan assets	7.00%	7.50%	7.50%
Interest rate credit for determining projected cash balance	3.50%	3.50%	3.50%
Pension Plan | BEP
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit cost	2.32%	1.77%	3.15%
Rate of compensation increase	4.50%	5.25%	5.25%
Interest rate credit for determining projected cash balance	3.50%	3.50%	3.50%
Pension Plan | ODRCP
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit cost	2.32%	1.81%	2.86%
Rate of compensation increase	0.00%	0.00%	3.00%
Supplemental Employee Retirement Plan | DB SERP
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit cost	2.68%	1.63%	2.72%